Cover	Jul. 30, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2024
Entity File Number	000-53574
Entity Registrant Name	Basanite, Inc.
Entity Central Index Key	0001448705
Entity Tax Identification Number	20-4959207
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2660 NW 15th Court
Entity Address, City or Town	Pompano Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33069
City Area Code	954
Local Phone Number	532-4653
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false